Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 833,841	$ 416,763
Trade and other receivables (note 3)	412,000	488,721
Inventories (note 4)	308,696	281,052
Prepaid expenses	33,746	37,805
Other assets (note 7)	6,634	8,180
Current assets	1,594,917	1,232,521
Non-current assets:
Property, plant and equipment (note 5)	3,677,056	3,576,195
Investment in associate (note 6)	194,025	193,474
Deferred income tax assets (note 16)	137,524	111,614
Other assets (note 7)	92,529	82,811
Non-current assets	4,101,134	3,964,094
Assets	5,696,051	5,196,615
Current liabilities:
Trade, other payables and accrued liabilities	600,953	493,754
Current maturities on long-term debt (note 8)	39,771	38,420
Current maturities on lease obligations (note 9)	97,516	89,820
Current maturities on other long-term liabilities (note 10)	27,152	26,252
Current liabilities	765,392	648,246
Non-current liabilities:
Long-term debt (note 8)	2,323,601	1,730,433
Other long-term liabilities (note 10)	327,491	286,071
Lease obligations (note 9)	624,718	628,685
Deferred income tax liabilities (note 16)	213,392	272,820
Non-current liabilities	3,489,202	2,918,009
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value; Unlimited authorization of common shares without nominal or par value; Issued and outstanding common shares at December 31, 2020 were 76,201,980 (2019 - 76,196,080)	440,723	440,472
Contributed surplus	1,873	1,783
Retained earnings	843,606	1,039,819
Accumulated other comprehensive loss	(137,102)	(150,389)
Shareholders’ equity	1,149,100	1,331,685
Non-controlling interests	292,357	298,675
Total equity	1,441,457	1,630,360
Equity and liabilities	$ 5,696,051	$ 5,196,615